Note 14 - Other Current Liabilities - Other Current Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Accrued personnel expenses		$ 6,919	$ 6,195
Trading liability (1)	[1]	500
Unsettled trades (1)	[1]	335
Other current liabilities		1,947	2,000
Total		$ 9,701	$ 8,195

[1]	See Note 15 for further information.